Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation	$ 151	$ 51
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	40,000,000	40,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	17,635,478	17,272,116
Common stock shares outstanding	17,635,478	17,272,116
Series F Preferred Stock [Member]
Preferred stock shares authorized	3,000,000	3,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0